Property and equipment, net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 1,377,859			$ 192,342	¥ 1,206,823
Less: accumulated depreciation	(602,679)			(84,131)	(625,973)
Property and equipment, net	775,180			108,211	580,850
Depreciation expenses	156,110	$ 21,792	¥ 71,273
Motor vehicle
Property and equipment, net
Property and equipment, gross	496,184			69,265	917,135
Office equipment
Property and equipment, net
Property and equipment, gross	730,075			101,915	¥ 289,688
Leasehold improvement
Property and equipment, net
Property and equipment, gross	¥ 151,600			$ 21,162